Goodwill and Intangible Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite lives	$ 227	$ 0
Software [member]
Disclosure of detailed information about intangible assets [line items]
Write-downs of intangible assets	$ 9	$ 5
Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	10 years
Terminal growth rate	2.00%	3.00%
Bottom of range [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates for determine the recoverable amount	8.90%	6.80%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	15 years
Top of range [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates for determine the recoverable amount	11.40%	11.20%